RELATED PARTY TRANSACTIONS - Summary of transactions with and amounts due from and due to related parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Services provided by related parties	¥ 106,348		¥ 133,165	¥ 255,122
Services provided to related parties	1,761		0	0
Loans to related parties	123,947	$ 17,804	11,550
Loans from related parties	230	$ 33	70,765	13,876
Amounts due from related parties
Amounts due from related parties	130,722					$ 18,777
Amounts due to related parties
Amounts due to related parties	872		84,509			$ 125
Shanghai Jiayin Zhuoyue Wealth Management Co., Ltd
Related Party Transaction [Line Items]
Services provided by related parties	81,206		77,984	106,256
Amounts due to related parties
Amounts due to related parties	722		8,199
Shanghai Shilupan Technology Co., Ltd.
Related Party Transaction [Line Items]
Services provided by related parties	7,863		17,202
Amounts due to related parties
Amounts due to related parties			2,076
Shanghai Jiayin Finance Services Co., Ltd
Related Party Transaction [Line Items]
Services provided by related parties	8,280		13,806
Loans to related parties	909
Amounts due to related parties
Amounts due to related parties	150
Jiayin Credit Investigation Service Co., Ltd
Related Party Transaction [Line Items]
Services provided by related parties	196		10,513		¥ 2,420
Loans from related parties	80		70,765	13,876
Amounts due from related parties
Amounts due from related parties	131
Amounts due to related parties
Amounts due to related parties			70,399
Kailiantong Payment Service Co., Ltd.
Related Party Transaction [Line Items]
Services provided by related parties	2,255		8,065
Services provided to related parties	1,761
Amounts due from related parties
Amounts due from related parties	1,564
Amounts due to related parties
Amounts due to related parties			3,835
Jirongyun (Shanghai) Enterprise Development Co., Ltd.
Related Party Transaction [Line Items]
Loans to related parties			3,850
Jiayin (Shanghai) Finance Information Service Co., Ltd
Related Party Transaction [Line Items]
Services provided by related parties	6,548		2,459	146,446
Shanghai Jiajie Assets Management Co., Ltd
Amounts due from related parties
Amounts due from related parties	599
Shanghai Niwodai Finance Information Service Co., Ltd
Amounts due from related parties
Amounts due from related parties	124,862
China Smartpay Group Holdings Limited
Related Party Transaction [Line Items]
Loans to related parties	119,924
Amounts due from related parties
Amounts due from related parties	1,050
GAYANG (Hong Kong) Co., Limited
Related Party Transaction [Line Items]
Loans to related parties	1,716
Amounts due from related parties
Amounts due from related parties	800
SG Fintech Joint Stock Company
Related Party Transaction [Line Items]
Loans to related parties	598
Amounts due from related parties
Amounts due from related parties	1,716
Geerong Yun (Shanghai) Enterprise Development Co., Ltd.
Related Party Transaction [Line Items]
Services provided by related parties	0		3,136	¥ 0
Jiayin Financial Leasing (Shanghai) Co., Ltd
Related Party Transaction [Line Items]
Loans from related parties	150
Shanghai Jiajie Asset Management Co., Ltd
Related Party Transaction [Line Items]
Loans to related parties	¥ 800		¥ 7,700